Related Party Transactions (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 01, 2022 CNY (¥)	Dec. 03, 2021 CNY (¥) ¥ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023
Related Party Transactions [Line Items]
Transfer value (in Yuan Renminbi)		¥ 282,000
Purchase agreement amount (in Yuan Renminbi)	¥ 1
Non-cash gains | $				$ 4,500
Shengda Group [Member]
Related Party Transactions [Line Items]
Interest rate						1.00%
Repaid debt owed | $			$ 5,000	$ 6,200	$ 10,000
SunCar Online to Shanghai Feiyou [Member]
Related Party Transactions [Line Items]
Interest percentage		55.09%
SunCar Online [Member]
Related Party Transactions [Line Items]
Price per share (in Yuan Renminbi per share) | ¥ / shares		¥ 4
Transfer value (in Yuan Renminbi)		¥ 282,000